Himax Technologies, Inc. (the Parent Company only) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 50,138	$ 9,507	$ 29,066
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	59	(305)	1,511
Reclassification adjustment for realized losses (gains) included in net income	648	350	296
Foreign currency translation adjustments, not subject to income tax	50	128	210
Net unrecognized actuarial gain (loss), net of tax of $(54), $(125) and $8 in 2010, 2011 and 2012, respectively	233	(573)	(203)
Comprehensive income attributable to Himax Technologies, Inc. stockholders	51,293	9,668	34,406
Parent Company [Member]
Net income	51,596	10,706	33,206
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	0	0	0
Reclassification adjustment for realized losses (gains) included in net income	(589)	(655)	1,215
Foreign currency translation adjustments, not subject to income tax	50	128	210
Net unrecognized actuarial gain (loss), net of tax of $(54), $(125) and $8 in 2010, 2011 and 2012, respectively	233	(573)	(203)
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 51,290	$ 9,606	$ 34,428